[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER FUND VCT PORTFOLIO--CLASS II SHARES

                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 2001

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS
-----------------------------------------------------------------

 Pioneer Fund VCT Portfolio

     Portfolio and Performance Update                       2

     Portfolio Management Discussion                        3

     Schedule of Investments                                4

     Financial Statements                                   9

     Notes to Financial Statements                         12

     Report of Independent Public Accountants              16

     Trustees, Officers and Services Providers             17

PIONEER FUND VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 12/31/01

[CHART OF PORTFOLIO DIVERSIFICATION]
(As a percentage of total investment portfolio)

U.S. Common Stocks                                                   93.7%
Depositary Receipts for International Stocks                          5.5%
International Common Stocks                                           0.8%

[CHART OF SECTOR DISTRIBUTION]
(As a percentage of equity holdings)

Technology                                                             19%
Financials                                                             14%
Consumer Cyclicals                                                     13%
Health Care                                                            11%
Consumer Staples                                                       11%
Energy                                                                  8%
Communication Services                                                  8%
Capital Goods                                                           7%
Basic Materials                                                         4%
Transportation                                                          3%
Utilities                                                               2%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. ChevronTexaco Corp.                                            2.87%
   2. IBM Corp.                                                      2.77
   3. Schering-Plough Corp.                                          2.57
   4. SBC Communications, Inc.                                       2.44
   5. Verizon Communications, Inc.                                   2.22

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                         12/31/01        12/31/00
Net Asset Value per Share                                 $19.05          $22.65

DISTRIBUTIONS PER SHARE                 INCOME         SHORT-TERM      LONG-TERM
(12/31/00 - 12/31/01)                   DIVIDENDS      CAPITAL GAIN    CAPITAL GAIN
                                        $0.129         $0.293          $0.722

[CHART OF PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES]

The following chart shows the value of an investment made in PIONEER FUND VCT PORTFOLIO at net asset value, compared to the growth of the Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

                         Pioneer Fund
                        VCT Portfolio*        S&P 500 Index
           5/00            $ 10,000              $ 10,000
                           $ 10,004              $  9,675
           6/00            $ 10,113              $  9,935
                           $  9,992              $  9,773
                           $ 10,407              $ 10,366
                           $ 10,039              $  9,839
                           $ 10,291              $  9,791
                           $  9,680              $  9,007
          12/00            $  9,839              $  9,071
                           $ 10,091              $  9,385
                           $  9,435              $  8,519
                           $  8,944              $  7,997
                           $  9,549              $  8,611
                           $  9,623              $  8,655
           6/01            $  9,301              $  8,466
                           $  9,214              $  8,374
                           $  8,747              $  7,838
                           $  8,006              $  7,225
                           $  8,089              $  7,356
                           $  8,671              $  7,909
          12/01            $  8,748              $  7,997

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. Index returns assume reinvestment of dividends and, unlike portfolio returns; do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2001)

NET ASSET VALUE*
Life-of-Class              -7.70%
(5/1/00)
1 Year                    -11.09%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

PORTFOLIO MANAGEMENT DISCUSSION 12/31/01

In the following, John Carey discusses the factors that affected Pioneer Fund VCT Portfolio's performance over the year ended December 31, 2001.

Q: HOW DID THE PORTFOLIO PERFORM DURING THE RATHER TUMULTUOUS YEAR?

A: The United States stock market continued to experience difficulty during the year 2001. The bear market that began in 2000 broadened and deepened in 2001, until, by September, it had encompassed stocks in most major industries and economic sectors. The terrible events of September 11 drove stock prices to new lows. Then, as they say, an interesting thing happened: prices quickly recovered from those low levels and by year-end were exploring yet higher levels. We are hopeful that the market established a base in late 2001, but only time will tell. In the meantime, Pioneer Fund VCT Portfolio results in 2001 reflected the general weakness of share prices throughout most of the year.

   For the twelve months ended December 31, 2001, Class II shares of Pioneer Fund VCT Portfolio declined, at net asset value, by 11.09%. By comparison, the Standard and Poor's 500 fell 11.84% over the same time period. We would attribute our somewhat better performance relative to the market to our stock selection and the lack of exposure to some of the market's bigger losers. The Portfolio did not, for instance, own any shares of Enron and had only a very modest exposure to the travel and leisure industries that were so severely affected by the September attacks on our country.

Q: WHERE ARE YOU FINDING OPPORTUNITIES IN TODAY'S MARKET?

A: Going into the second half of 2001, we believed that we already owned most of the attractive opportunities in our universe of large-cap, blue-chip U.S. stocks. We had been quite active in the latter part of 2000 and the early part of 2001, particularly with respect to investing in opportunities we began to see in the technology sector. In the final two quarters of 2001 we added to the basic materials sector, initiating positions in three well-established chemical companies, DOW CHEMICAL, AIR PRODUCTS & CHEMICALS and PPG. Chemicals are an industry that tends to benefit from lower energy prices; chemical making is generally quite an energy-intensive process. A stronger economy should also contribute to higher demand for chemical products.

   Another new name in the Portfolio is CHEVRONTEXACO. The new company combines two of our large, previous holdings and creates a major, worldwide oil-and-gas company that stands to be a strong competitor to the other leading companies in the energy industry.

   During the second half of the year we sold companies we thought had slipped into a weaker competitive or financial position during the economic downturn in order to strengthen the investment characteristics of the Portfolio. We sold ten positions outright; two additional holdings, Harcourt General and Ralston Purina, were purchased in cash acquisitions by other companies; and we liquidated a small position in Zimmer Holdings we had received as a spin-off from another portfolio company.

Q: DO YOU HAVE ANY OTHER THOUGHTS ON THE OUTLOOK FOR 2002?

A: Our country endured some awful trauma in September 2001. In any forecast, it is important both to acknowledge that and to admit that we do not know the full ramifications. With that important caveat, we like what we see as we survey the business landscape in the United States today. We do think the stage is set for recovery. Next year at this time we hope to have better news. In the meantime, we intend to keep working hard to help you, our shareowners, meet your long-term financial goals. Thank you for your support.

SCHEDULE OF INVESTMENTS 12/31/01

SHARES                                                 VALUE
         COMMON STOCKS - 100.0%
         BASIC MATERIALS - 4.4%
         ALUMINUM - 0.9%
 52,200  Alcoa, Inc.                            $  1,855,710
                                                ------------
         CHEMICALS - 1.1%
 11,500  Air Products & Chemicals, Inc.         $    539,465
 27,354  E.I. du Pont de Nemours and Co.           1,162,819
 16,500  Dow Chemical Co.                            557,370
                                                ------------
                                                $  2,259,654
                                                ------------
         CHEMICALS (DIVERSIFIED) - 0.3%
 11,500  PPG Industries, Inc.                   $    594,780
                                                ------------
         GOLD & PRECIOUS METALS MINING - 0.3%
 36,600  Newmont Mining Corp.                   $    699,426
                                                ------------
         METALS MINING - 1.2%
 24,000  Phelps Dodge Corp.                     $    777,600
 87,500  Rio Tinto Plc.                            1,685,444
                                                ------------
                                                $  2,463,044
                                                ------------
         PAPER & FOREST PRODUCTS - 0.6%
 41,000  Mead Corp.                             $  1,266,490
                                                ------------
         TOTAL BASIC MATERIALS                  $  9,139,104
                                                ------------
         CAPITAL GOODS - 7.0%
         AEROSPACE/DEFENSE - 1.2%
 18,100  Boeing Co.                             $    701,918
 22,800  General Dynamics Corp.                    1,815,792
                                                ------------
                                                $  2,517,710
                                                ------------
         ELECTRICAL EQUIPMENT - 0.5%
 14,000  Emerson Electric Co.                   $    799,400
  7,900  General Electric Co.                        316,632
                                                ------------
                                                $  1,116,032
                                                ------------
         MACHINERY (DIVERSIFIED) - 1.8%
 25,500  Caterpillar, Inc.                      $  1,332,375
 35,000  Deere & Co.                               1,528,100
 18,900  Ingersoll-Rand Co.                          790,209
                                                ------------
                                                $  3,650,684
                                                ------------
         MANUFACTURING (DIVERSIFIED) - 2.1%
 16,100  Illinois Tool Works, Inc.              $  1,090,292
 15,500  Johnson Controls, Inc.                    1,251,625
  3,000  Minnesota Mining and Manufacturing Co.      354,630
 25,000  United Technologies Corp.                 1,615,750
                                                ------------
                                                $  4,312,297
                                                ------------
         MANUFACTURING (SPECIALIZED) - 0.3%
 17,300  Diebold, Inc.                          $    699,612
                                                ------------
         OFFICE EQUIPMENT & SUPPLIES - 0.6%
 35,600  Canon, Inc. (A.D.R.)                   $  1,248,136
                                                ------------
         TRUCKS & PARTS - 0.5%
 15,700  Paccar, Inc.                           $  1,030,234
                                                ------------
         TOTAL CAPITAL GOODS                    $ 14,574,705
                                                ------------
         COMMUNICATION SERVICES - 7.7%
         TELECOMMUNICATIONS
         (LONG DISTANCE) - 0.6%
 58,500  Sprint Corp.- FON Group                $  1,174,680
                                                ------------
         TELEPHONE - 7.1%
 14,123  Alltel Corp.                           $    871,813
 82,600  BellSouth Corp.                           3,151,190
 75,541  Qwest Communications
         International, Inc.                       1,067,394
130,076  SBC Communications, Inc.                  5,095,077
 97,788  Verizon Communications, Inc.              4,641,018
                                                ------------
                                                $ 14,826,492
                                                ------------
         TOTAL COMMUNICATION SERVICES           $ 16,001,172
                                                ------------
         CONSUMER CYCLICALS - 13.3%
         AUTOMOBILES - 1.5%
117,127  Ford Motor Corp.                       $  1,841,236
 28,000  General Motors Corp.                      1,360,800
                                                ------------
                                                $  3,202,036
                                                ------------
         HOUSEHOLD FURNISHING'S
         & APPLIANCES - 0.4%
 21,000  Sony Corp (A.D.R.)                     $    947,100
                                                ------------
         PUBLISHING - 2.5%
101,000  John Wiley & Sons, Inc.                $  2,326,030
 46,100  McGraw-Hill Co., Inc.                     2,811,178
                                                ------------
                                                $  5,137,208
                                                ------------
         PUBLISHING (NEWSPAPERS) - 1.7%
 13,300  Dow Jones & Co., Inc.                  $    727,909
 40,800  Gannett Co.                               2,742,984
                                                ------------
                                                $  3,470,893
                                                ------------
         RETAIL (BUILDING SUPPLIES) - 0.7%
 30,000  Lowe's Companies, Inc.                 $  1,392,300
                                                ------------
         RETAIL
         (COMPUTERS & ELECTRONICS) - 0.2%
  5,200  Best Buy Co., Inc.*                    $    387,296
                                                ------------
         RETAIL (DEPARTMENT STORES) - 1.7%
 34,000  Kohl's Corp.*                          $  2,394,960
 28,900  May Department Stores Co.                 1,068,722
                                                ------------
                                                $  3,463,682
                                                ------------
         RETAIL (DISCOUNTERS) - 0.3%
 47,418  Dollar General Corp.                   $    706,528
                                                ------------
         RETAIL (GENERAL MERCHANDISE) - 2.4%
 79,800  Target Corp.                           $  3,275,790
 30,300  Wal-Mart Stores, Inc.                     1,743,765
                                                ------------
                                                $  5,019,555
                                                ------------

   The accompanying notes are an integral part of these financial statements.

                                        4

SHARES                                                 VALUE
         RETAIL (SPECIALTY) - 0.2%
 13,000  Barnes & Noble, Inc.*                  $    384,800
                                                ------------
         RETAIL (SPECIALTY-APPAREL) - 0.2%
 33,300  Gap Inc.                               $    464,202
                                                ------------
         SERVICES
         (ADVERTISING/MARKETING) - 1.5%
 28,000  The Interpublic Group of
         Companies, Inc.                        $    827,120
 25,100  Omnicom Group                             2,242,685
                                                ------------
                                                $  3,069,805
                                                ------------
         TOTAL CONSUMER CYCLICALS               $ 27,645,405
                                                ------------
         CONSUMER STAPLES - 10.5%
         BEVERAGES (NON-ALCOHOLIC) - 0.9%
 40,100  PepsiCo, Inc.                          $  1,952,469
                                                ------------
         DISTRIBUTORS (FOOD & HEALTH) - 0.7%
 51,600  Sysco Corp.                            $  1,352,952
                                                ------------
         ENTERTAINMENT - 0.8%
 11,700  AOL Time - Warner, Inc.*               $    375,570
 29,619  Viacom, Inc. (Class B) (Non-voting)*      1,307,679
                                                ------------
                                                $  1,683,249
                                                ------------
         FOODS - 3.3%
 41,200  Campbell Soup Co.                      $  1,230,644
 27,600  General Mills, Inc.                       1,435,476
 38,200  H.J. Heinz Co., Inc.                      1,570,784
 17,000  Hershey Foods Corp.                       1,150,900
 69,900  Sara Lee Corp.                            1,553,877
                                                ------------
                                                $  6,941,681
                                                ------------
         HOUSEHOLD PRODUCTS
         (NON-DURABLES) - 2.1%
 40,500  Colgate-Palmolive Co.                  $  2,338,875
 26,800  Procter & Gamble Co.                      2,120,684
                                                ------------
                                                $  4,459,559
                                                ------------
         RETAIL (DRUG STORES) - 1.7%
 19,400  CVS Corp.                              $    574,240
 85,300  Walgreen Co.                              2,871,198
                                                ------------
                                                $  3,445,438
                                                ------------
         RETAIL STORES (FOOD CHAINS) - 0.3%
 17,300  Safeway, Inc.*                         $    722,275
                                                ------------
         SERVICES (EMPLOYMENT) - 0.7%
 58,200  Robert Half International Inc.*        $  1,553,940
                                                ------------
         TOTAL CONSUMER STAPLES                 $ 22,111,563
                                                ------------
         ENERGY - 8.2%
         OIL & GAS
         (DRILLING & EQUIPMENT) - 1.0%
 14,100  Schlumberger Ltd.                      $    774,795
 15,900  Smith International, Inc.*                  852,558
 15,929  Transocean Offshore Inc.                    538,719
                                                ------------
                                                $  2,166,072
                                                ------------
         OIL (DOMESTIC INTEGRATED) - 1.0%
 39,950  Conoco, Inc.                           $  1,130,585
 20,000  Shell Transport & Trading Co. (A.D.R.)      829,000
                                                ------------
                                                $  1,959,585
                                                ------------
         OIL (INTERNATIONAL INTEGRATED) - 6.2%
 54,864  BP Amoco Plc (A.D.R.)                  $  2,551,725
 66,749  ChevronTexaco Corp.                       5,981,378
 17,000  Royal Dutch Petroleum Co.                   833,340
 90,268  Exxon Mobil Corp.                         3,547,532
                                                ------------
                                                $ 12,913,975
                                                ------------
         TOTAL ENERGY                           $ 17,039,632
                                                ------------
         FINANCIALS - 13.6%
         BANKS (MAJOR REGIONAL) - 5.1%
 70,200  The Bank of New York Co., Inc.         $  2,864,160
 15,950  Huntington Bancshares, Inc.                 274,181
 53,700  Mellon Bank Corp.                         2,020,194
 81,000  National City Corp.                       2,368,440
 47,100  State Street Corp.                        2,460,975
 15,000  Wells Fargo  & Co.                          651,750
                                                ------------
                                                $ 10,639,700
                                                ------------
         BANKS (MONEY CENTER) - 0.0%
      3  UBS AG*                                $        150
                                                ------------
         BANKS (REGIONAL) - 0.8%
 21,500  First Tennessee National Corp.         $    779,590
 15,400  Zions Bancorporation                        809,732
                                                ------------
                                                $  1,589,322
                                                ------------
         FINANCIAL (DIVERSIFIED) - 1.1%
 24,500  Citigroup, Inc.                        $  1,236,760
 19,400  Morgan Stanley, Dean Witter and Co.       1,085,236
                                                ------------
                                                $  2,321,996
                                                ------------
         INSURANCE (MULTI-LINE) - 0.9%
 24,730  American International Group, Inc.     $  1,963,562
                                                ------------
         INSURANCE (PROPERTY-CASUALTY) - 1.9%
 34,800  Chubb Corp.                            $  2,401,200
  2,000  Partnerre Ltd.                              108,000
 20,900  Safeco Corp.                                651,035
 17,400  St. Paul Companies, Inc.                    765,078
                                                ------------
                                                $  3,925,313
                                                ------------
         INSURANCE BROKERS - 1.1%
 21,150  Marsh & McLennan Co., Inc.             $  2,272,568
                                                ------------
         INVESTMENT BANK/BROKERAGE - 0.9%
 37,500  Merrill Lynch & Co., Inc.              $  1,954,500
                                                ------------
         INVESTMENT MANAGEMENT - 1.4%
 26,250  Federated Investors Inc.               $    836,850
 59,500  T. Rowe Price Associates, Inc.            2,066,435
                                                ------------
                                                $  2,903,285
                                                ------------

   The accompanying notes are an integral part of these financial statements.

                                       5

SHARES                                                 VALUE
         SAVINGS & LOAN COMPANIES - 0.4%
 23,786  Washington Mutual, Inc.                $    777,802
                                                ------------
         TOTAL FINANCIALS                       $ 28,348,198
                                                ------------
         HEALTH CARE - 11.4%
         HEALTH CARE (DIVERSIFIED) - 3.7%
 36,200  Abbott Laboratories                    $  2,018,150
 49,500  Bristol-Myers Squibb Co.                  2,524,500
 54,400  Johnson & Johnson                         3,215,040
                                                ------------
                                                $  7,757,690
                                                ------------
         HEALTH CARE
         (DRUGS/MAJOR PHARMACEUTICALS) - 7.0%
 42,788  GlaxoSmithKline Plc                    $  2,131,698
 21,400  Eli Lilly & Co.                           1,680,756
 41,900  Merck & Co., Inc.                         2,463,720
 12,000  Novartis AG (A.D.R.)                        438,000
 44,100  Pfizer, Inc.                              1,757,385
 10,600  Roche Holdings AG*                          757,900
149,800  Schering-Plough Corp.                     5,364,338
                                                ------------
                                                $ 14,593,797
                                                ------------
         HEALTH CARE
         (MEDICAL PRODUCTS/SUPPLIES) - 0.7%
 44,400  Becton, Dickinson & Co.                $  1,471,860
                                                ------------
         TOTAL HEALTH CARE                      $ 23,823,347
                                                ------------
         TECHNOLOGY - 18.9%
         COMMUNICATIONS EQUIPMENT - 1.8%
 65,600  Telefonaktiebolaget
         LM Ericsson (A.D.R.)$                       342,432
 71,100  Corning, Inc.*                              634,212
127,800  Motorola, Inc.                            1,919,556
 36,500  Nokia Corp. (A.D.R.)                        895,345
                                                ------------
                                                $  3,791,545
                                                ------------
         COMPUTER (HARDWARE) - 4.7%
101,500  Compaq Computer Corp.                  $    990,640
 23,500  Dell Computer Corp.*                        638,730
 87,400  Hewlett-Packard Co.                       1,795,196
 47,700  IBM Corp.                                 5,769,792
 53,000  Sun Microsystems, Inc.*                     654,020
                                                ------------
                                                $  9,848,378
                                                ------------
         COMPUTERS (SOFTWARE & SERVICES) - 3.4%
 27,200  Adobe Systems, Inc.                    $    844,560
 36,450  BMC Software, Inc.*                         596,687
 43,800  Microsoft Corp.*                          2,902,626
 14,000  Oracle Corp.*                               193,340
 16,500  Peoplesoft Inc*                             663,300
 31,300  Synopsys, Inc.*                           1,848,891
                                                ------------
                                                $  7,049,404
                                                ------------
         ELECTRONICS (INSTRUMENTATION) - 0.6%
 12,090  Agilent Technologies Inc.*             $    344,686
 23,600  Veeco Instruments, Inc.*                    850,780
                                                ------------
                                                $  1,195,466
                                                ------------
         ELECTRONICS (SEMICONDUCTORS) - 3.4%
 42,800  Altera Corp.*                          $    908,216
 95,700  Intel Corp.                               3,009,765
 25,500  Micrel Inc.*                                668,865
 86,300  Texas Instruments, Inc.                   2,416,400
                                                ------------
                                                $  7,003,246
                                                ------------
         EQUIPMENT (SEMICONDUCTOR) - 1.5%
 40,800  Applied Materials, Inc.*               $  1,636,080
 28,800  Novellus Systems, Inc.*                   1,136,160
 21,000  Taiwan Semiconductor
         Manufacturing Co. (A.D.R.)*                 360,570
                                                ------------
                                                $  3,132,810
                                                ------------
         PHOTOGRAPHY/IMAGING - 0.6%
 46,100  Eastman Kodak Co.                      $  1,356,723
                                                ------------
         SERVICES (COMPUTER SYSTEMS) - 0.7%
 28,700  Computer Sciences Corp.*               $  1,405,726
                                                ------------
         SERVICES (DATA PROCESSING) - 2.2%
 29,800  Automatic Data Processing, Inc.        $  1,755,220
 16,400  DST Systems, Inc.*                          817,540
 18,300  Electronic Data Systems Corp.             1,254,465
 20,250  Fiserv, Inc.*                               856,980
                                                ------------
                                                $  4,684,205
                                                ------------
         TOTAL TECHNOLOGY                       $ 39,467,503
                                                ------------
         TRANSPORTATION - 2.6%
         AIRLINES - 0.9%
 98,300  Southwest Airlines Co.                 $  1,816,584
                                                ------------
         RAILROADS - 1.7%
 30,400  Burlington Northern, Inc.              $    867,312
110,700  Norfolk Southern Corp.                    2,029,131
 12,700  Union Pacific Corp.                         723,900
                                                ------------
                                                $  3,620,343
                                                ------------
         TOTAL TRANSPORTATION                   $  5,436,927
                                                ------------
         UTILITIES - 2.4%
         ELECTRIC COMPANIES - 1.5%
 20,300  American Electric Power Co., Inc.*     $    883,659
 38,100  Allegheny Energy, Inc.                    1,379,982
 35,100  DPL, Inc.                                   845,208
                                                ------------
                                                $  3,108,849
                                                ------------
         NATURAL GAS - 0.5%
 17,000  KeySpan Energy Corp.                   $    589,050
 23,500  Vectren Corp.                               563,530
                                                ------------
                                                $  1,152,580
                                                ------------

   The accompanying notes are an integral part of these financial statements.

                                        6

SHARES                                                 VALUE
         WATER UTILITIES - 0.4%
 18,700  American Water Works Co., Inc.         $    780,724
                                                ------------
         TOTAL UTILITIES                        $  5,042,153
                                                ------------
         TOTAL COMMON STOCKS
         (Cost $208,507,325)                    $208,629,709
                                                ------------

*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 12/31/01

                                                                                                        5/1/00
                                                                                   YEAR ENDED             TO
CLASS II                                                                           12/31/01            12/31/00
Net asset value, beginning of period                                                $  22.65            $ 23.28
                                                                                    --------             ------
Increase (decrease) from investment operations:
   Net investment income (loss)                                                     $   0.14            $  0.12
   Net realized and unrealized gain (loss) on investments                              (2.59)             (0.45)
                                                                                    --------             ------
   Net increase (decrease) from investment operations                               $  (2.45)           $ (0.33)
Distributions to shareowners:
   Net investment income                                                               (0.13)             (0.17)
   Net realized gain                                                                   (1.02)             (0.13)
                                                                                    --------             ------
Net increase (decrease) in net asset value                                          $  (3.60)           $ (0.63)
                                                                                    --------             ------
Net asset value, end of period                                                      $  19.05            $ 22.65
                                                                                    --------             ------
Total return*                                                                         (11.09)%            (1.61)%
Ratio of net expenses to average net assets+                                            1.04%              0.93%**
Ratio of net investment income (loss) to average net assets+                            0.49%              0.47%**
Portfolio turnover rate                                                                    7%                37%**
Net assets, end of period (in thousands)                                            $ 12,674            $ 2,894
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                         1.04%              0.93%**
   Net investment income (loss)                                                         0.49%              0.47%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                                         1.04%              0.93%**
   Net investment income (loss)                                                         0.49%              0.47%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 12/31/01

ASSETS:
  Investment in securities, at value (cost $208,507,325)                                            $  208,629,709
  Cash                                                                                                   7,285,540
  Receivables -
   Fund shares sold                                                                                        196,309
   Dividends, interest and foreign taxes withheld                                                          174,779
   Collateral for securities loaned, at fair value                                                       1,376,000
   Other                                                                                                     5,685
                                                                                                    --------------
      Total assets                                                                                  $  217,668,022
                                                                                                    --------------
LIABILITIES:
  Payables -
   Investment securities purchased                                                                  $    4,300,518
   Fund shares repurchased                                                                                   1,318
   Upon return for securities loaned                                                                     1,376,000
  Due to affiliates                                                                                        121,605
  Accrued expenses                                                                                          34,632
                                                                                                    --------------
      Total liabilities                                                                             $    5,834,073
                                                                                                    --------------
NET ASSETS:
  Paid-in capital                                                                                   $  218,738,114
  Accumulated undistributed net realized gain (loss)                                                    (7,026,549)
  Net unrealized gain on:
   Investments                                                                                             122,384
                                                                                                    --------------
      Total net assets                                                                              $  211,833,949
                                                                                                    --------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
    Net assets                                                                                      $  199,160,070
    Shares outstanding                                                                                  10,439,723
                                                                                                    --------------
    Net asset value per share                                                                       $        19.08
  CLASS II:
  (Unlimited number of shares authorized)
    Net assets                                                                                      $   12,673,879
    Shares outstanding                                                                                     665,379
                                                                                                    --------------
    Net asset value per share                                                                       $        19.05

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

                                                                                                         YEAR
                                                                                                         ENDED
                                                                                                        12/31/01
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $28,971)                                              $    3,182,490
  Interest                                                                                                 123,407
  Income on securities loaned, net                                                                             215
                                                                                                    --------------
      Total investment income                                                                       $    3,306,112
                                                                                                    --------------

EXPENSES:
  Management fees                                                                                   $    1,376,478
  Transfer agent fees                                                                                        3,044
  Distribution fees (Class II)                                                                              14,946
  Administrative fees                                                                                       52,977
  Custodian fees                                                                                            57,319
  Professional fees                                                                                         15,391
  Printing                                                                                                  43,000
  Fees and expenses of nonaffiliated trustees                                                                7,024
  Miscellaneous                                                                                              7,884
                                                                                                    --------------
      Total expenses                                                                                $    1,578,063
                                                                                                    --------------
        Net investment income                                                                       $    1,728,049
                                                                                                    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                                                      $   (6,876,842)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                                        (237)
                                                                                                    --------------
                                                                                                    $   (6,877,079)
                                                                                                    --------------
  Change in net unrealized gain (loss) from:
   Investments                                                                                      $  (20,287,635)
                                                                                                    --------------
                                                                                                    $  (20,287,635)
                                                                                                    --------------
  Net gain (loss) on investments, futures contracts and
   foreign currency transactions                                                                    $  (27,164,714)
                                                                                                    --------------
  Net increase (decrease) in net assets resulting from operations                                   $  (25,436,665)
                                                                                                    --------------

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 YEAR                    YEAR
                                                                                                 ENDED                   ENDED
                                                                                                12/31/01               12/31/00
FROM OPERATIONS:
  Net investment income (loss)                                                               $    1,728,049       $    1,716,668
  Net realized gain (loss) on investments,
   futures contracts and
   foreign currency transactions                                                                 (6,877,079)          10,524,507
  Change in net unrealized gain (loss)
     on investments, futures and
     foreign currency transactions                                                              (20,287,635)          (9,894,401)
                                                                                             --------------       --------------
    Net increase (decrease) in net assets
      resulting from operations                                                              $  (25,436,665)      $    2,346,774
                                                                                             --------------       --------------

DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income
   Class I                                                                                   $   (1,709,836)      $   (1,696,202)
   Class II                                                                                         (44,564)              (9,458)
  Net realized gain
   Class I                                                                                      (10,092,777)          (1,229,510)
   Class II                                                                                        (266,764)              (1,252)
                                                                                             --------------       --------------
     Total distributions to shareowners                                                      $  (12,113,941)      $   (2,936,422)
                                                                                             --------------       --------------

FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                                           $   34,292,085       $   40,181,192
  Reinvestment of distributions                                                                  12,113,941            2,936,422
  Cost of shares repurchased                                                                    (22,023,265)         (22,456,508)
                                                                                             --------------       --------------
     Net increase (decrease) in net assets
      resulting from fund share transactions                                                     24,382,761           20,664,106
                                                                                             --------------       --------------
     Net increase (decrease) in net assets                                                   $  (13,167,845)      $   20,074,458
                                                                                             --------------       --------------

NET ASSETS:
  Beginning of period                                                                           225,001,794          204,927,336
                                                                                             --------------       --------------
  End of period                                                                              $  211,833,949       $  225,001,794
                                                                                             ==============       ==============
  Accumulated undistributed net investment income (loss),
     end of period                                                                           $            -       $       10,705
                                                                                             ==============       ==============

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 12/31/01

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
     (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio
     (Europe Portfolio)
   Pioneer International Value VCT Portfolio
     (International Value Portfolio)
     (Formerly International Growth)
   Pioneer Small Cap Value VCT Portfolio
     (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
     (Small Company Portfolio)
   Pioneer MidCap Value VCT Portfolio
     (MidCap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
     (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio
     (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
     (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio
     (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio
     (Strategic Income Portfolio)
   Pioneer Swiss Franc Bond VCT Portfolio
     (Swiss Franc Bond Portfolio)
   Pioneer America Income VCT Portfolio
     (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
     (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Global Financials VCT Portfolio
     (Global Financials Portfolio)
   Pioneer Global Health Care VCT Portfolio
     (Global Health Care Portfolio)
   Pioneer Global Telecoms VCT Portfolio
     (Global Telecoms Portfolio)
   Pioneer Science & Technology VCT Portfolio
     (Science & Technology Portfolio)
   Pioneer Real Estate Growth VCT Portfolio
     (Real Estate Growth Portfolio)
   Pioneer High Yield VCT Portfolio
     (High Yield Portfolio)

Portfolio share may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Fund Portfolio is to seek reasonable income and growth of capital.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolio is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they are traded, are determined as of such times.

   Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio is maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio is authorized to enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

D. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the twelve months ended December 31, 2001, the Fund paid no such taxes.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of December 31, 2001, the Portfolio had no reserves related to capital gains taxes or taxes on the repatriation of foreign currencies. Effective May 2, 2001, the Malaysian government eliminated its tax on the repatriation of foreign currencies.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31,2001, the Portfolio reclassified $15,646 and $674 from paid in capital to accumulated net investment loss and accumulated net realized loss on investments, respectively. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

   The following shows the tax character of distributions paid during the years ended December 31,2001 and December 31,2000 as well as the components of distributable earnings (accumulated losses) on a tax basis as of December 31, 2001. These amounts do not include the capital loss carryforward detailed below.

                                                                       PIONEER
                                                                        FUND
                                                                    VCT PORTFOLIO
                                                                        2001              2000
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                                                   $   4,747,655     $   2,936,422
Long-Term capital gain                                                7,366,286                 -
                                                                  -------------------------------
                                                                  $  12,113,941     $   2,936,422
Return of Capital                                                             -                 -
                                                                  -------------------------------
  Total distributions                                             $  12,113,941     $   2,936,422
                                                                  -------------------------------
DISTRIBUTABLE EARNINGS(ACCUMULATED LOSSES):
Undistributed ordinary income                                     $           -
Undistributed long-term gain                                                  -
Unrealized appreciation/depreciation                                     42,033
                                                                  -------------------------------
  Total                                                           $      42,033
                                                                  ===============================

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

   At December 31, 2001, the Portfolio had a capital loss carryforward of $6,699,261 which will expire in 2009 if not utilized.

E. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of their Portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), $1,378,836 in commissions on the sale of trust shares for the twelve months ended December31, 2001.

F. SECURITIES LENDING

   The Portfolio loans securities in its portfolio to certain brokers, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. As of December 31, 2001, the Portfolio loaned securities having a fair value of approximately $1,265,490 and received collateral of $1,376,000 for the loan.

G. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolios, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safe keeping in the customer-only account of the Portfolio's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM, a majority owned indirect subsidiary of UniCredito Italiano, manages the Portfolios. Management fees are calculated daily at the following annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolios. At December 31, 2001, $119,118 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $230 of transfer agent fees payable at December 31, 2001.

4. DISTRIBUTION PLANS

The Portfolios have adopted plans of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $2,257 at December 31,2001.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2001, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                             GROSS                 GROSS             NET APPRECIATION/
                                TAX COST                  APPRECIATION          DEPRECIATION          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Fund Portfolio                $208,587,676                 $26,653,813          $(26,611,780)           $42,033
--------------------------------------------------------------------------------------------------------------------------

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2001, were $34,302,895 and $15,070,097, respectively.

7. CAPITAL SHARES

At December31, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                    '01 SHARES               '01 AMOUNT              '00 SHARES          '00 AMOUNT
-----------------------------------------------------------------------------------------------------------------------
FUND PORTFOLIO
CLASS I:
Shares sold                          1,083,435              $ 22,410,451             1,624,294           $ 37,128,340
Reinvestment of distributions          587,113                11,802,613               126,135              2,925,712
Shares repurchased                  (1,028,010)              (20,460,802)             (982,169)           (22,384,105)
                                   ------------------------------------------------------------------------------------
  Net increase                         642,538              $ 13,752,262               768,260           $ 17,669,947
                                   ------------------------------------------------------------------------------------
CLASS II:
Shares sold                            602,236              $ 11,881,634               130,465           $  3,055,852
Reinvestment of distributions           15,547                   311,328                   470                 10,710
Shares repurchased                     (80,202)               (1,562,463)               (3,137)               (72,403)
                                    -----------------------------------------------------------------------------------
  Net increase                         537,581              $ 10,630,499               127,798           $  2,994,159
                                    -----------------------------------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREOWNERS AND THE BOARD OF TRUSTEES OF PIONEER VARIABLE CONTRACTS
TRUST:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Fund VCT Portfolio (one of the portfolios constituting the Pioneer Variable Contracts Trust), as of December 31, 2001, and the related statement of operations, the statements of changes in net assets and the Class II financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fund VCT Portfolio as of December 31, 2001, the results of its operations, the changes in its net assets, and the Class II financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United states.

ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 8, 2002

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr

SHAREHOLDER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

TRUSTEES AND OFFICERS

The Fund's Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers of the Fund are listed below, together with their principal occupations during the past five years. Trustees who are deemed interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee or director of each of the 59 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. (Pioneer) serves as investment adviser (the Pioneer Funds). The address for all Trustees who are interested persons and all officers of the Fund is 60 State Street, Boston Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's trustees and is available upon request, without charge, by calling 1-800-225-6292.

INTERESTED TRUSTEES

NAME, AGE AND ADDRESS      POSITION HELD            TERM OF OFFICE/LENGTH OF SERVICE   PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
John F. Cogan, Jr. (75)*   Chairman of the Board,   Trustee since 1994.                Deputy Chairman and a Director of Pioneer
                           Trustee and President    Serves until retirement            Global Asset Management S.p.A.
                                                    or removal.                        (PGAM); Non-Executive Chairman and
                                                                                       a Director of Pioneer Investment
                                                                                       Management USA Inc. (PIM-USA);
                                                                                       Chairman and a Director of Pioneer;
                                                                                       President of all of the Pioneer
                                                                                       Funds; and Of Counsel (since 2000,
                                                                                       Partner prior to 2000), Hale and
                                                                                       Dorr LLP (counsel to PIM-USA and
                                                                                       the Pioneer Funds)
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci (44)**    Trustee and              Trustee since October 2001.        Director and CEO-US of PGAM since November
                           Executive Vice           Serves until retirement or         2001; Director, Chief Executive
                           President                removal                            Officer and President of PIM-USA
                                                                                       since October 2001; Director of
                                                                                       Pioneer Funds Distributor, Inc. and
                                                                                       Pioneer Investment Management
                                                                                       Shareholder Services, Inc. since
                                                                                       October 2001; President and a
                                                                                       Director of Pioneer and Pioneer
                                                                                       International Corporation since
                                                                                       October 2001; Executive Vice
                                                                                       President of all of the Pioneer
                                                                                       Funds since October 2001; President
                                                                                       of Fidelity Private Wealth
                                                                                       Management Group from 2000 through
                                                                                       October 2001; and Executive Vice
                                                                                       President -- Distribution and
                                                                                       Marketing of Fidelity Investments
                                                                                       Canada Ltd. prior to 2000
------------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS          OTHER DIRECTORSHIPS HELD
John F. Cogan, Jr. (75)        Director of Harbor Global Company, Ltd.
---------------------------------------------------------------------------------------
Daniel T. Geraci (44)**        None
---------------------------------------------------------------------------------------

                                       17

INDEPENDENT TRUSTEES

NAME, AGE AND ADDRESS        POSITION HELD        TERM OF OFFICE/LENGTH OF SERVICE     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Mary K. Bush (53)            Trustee                Trustee since 2000.                President,
4201 Cathedral Avenue, NW,                          Serves until retirement            Bush & Co. (international financial
Washington, DC, 20016                               or removal.                        advisory firm)
------------------------------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (75) Trustee                Trustee since 1995.                Alexander Graham Bell Professor of Health
Boston University Healthcare                        Serves until retirement            Care Entrepreneurship, Boston University;
Entrepreneurship Program,                           or removal.                        Professor of Management, Boston University
53 Bay State Road,                                                                     School of Management; Professor of Public
Boston, MA 02215                                                                       Health, Boston University School of Public
                                                                                       Health; Professor of Surgery,
                                                                                       Boston University
                                                                                       School of Medicine; University Professor,
                                                                                       Boston University
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (54)    Trustee                Trustee since 2000.                Founding Director, The Winthrop Group, Inc.
1001 Sherbrooke Street West,                        Serves until retirement            (consulting firm); Professor of Management,
Montreal, Quebec, Canada                            or removal.                        Faculty of Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (53)     Trustee                Trustee since 1995.                President, Newbury, Piret & Company, Inc.
One Boston Place, 26th Floor,                       Serves until retirement or         (merchant banking firm)
Boston, MA 02108                                    removal.
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (73)         Trustee                Trustee since 1995.                Of Counsel, Sullivan & Cromwell (law firm)
125 Broad Street,                                   Serves until retirement
New York, NY 10004                                  or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (65)           Trustee                Trustee since 2000.                President, John Winthrop & Co., Inc.
One North Adgers Wharf                              Serves until retirement            (private investment firm)
Charleston, SC 29401                                or removal.
------------------------------------------------------------------------------------------------------------------------------------

NAME, AGE AND ADDRESS                             OTHER DIRECTORSHIPS HELD
Mary K. Bush (53)                                 Director and/or Trustee of Brady
4201 Cathedral Avenue, NW,                        Corporation (industrial
Washington, DC, 20016                             identification and specialty coated
                                                  material products manufacturer)
                                                  Mastec Inc. (communications and
                                                  energy infrastructure), Mortgage
                                                  Guaranty Insurance Corporation
                                                  R.J. Reynolds Tobacco Holdings,
                                                  Inc. (tobacco) and Student Loan
                                                  Marketing Association (secondary
                                                  marketing of student loans)
---------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (75)                      None
Boston University Healthcare
Entrepreneurship Program,
53 Bay State Road,
Boston, MA 02215
---------------------------------------------------------------------------------------
Margaret B.W. Graham (54)                         None
1001 Sherbrooke Street West,
Montreal, Quebec, Canada
---------------------------------------------------------------------------------------
Marguerite A. Piret (53)                          Director, Organogenesis Inc.
One Boston Place, 26th Floor,                     (tissue engineering company)
Boston, MA 02108
---------------------------------------------------------------------------------------
Stephen K. West (73)                              Director, Dresdner RCM Global
125 Broad Street,                                 Strategic Income
New York, NY 10004                                Fund, Inc. and The Swiss
                                                  Helvetia Fund, Inc.
                                                  (closed-end investment
                                                  companies), AMVESCAP PLC
                                                  (investment managers) and
                                                  First ING Life Insurance
                                                  Company of New York
---------------------------------------------------------------------------------------
John Winthrop (65)                                Director, of NUI Corp.
One North Adgers Wharf                            (energy sales, services
Charleston, SC 29401                              and distribution)
---------------------------------------------------------------------------------------

                                       18

FUND OFFICERS

NAME, AGE AND ADDRESS        POSITION HELD          TERM OF OFFICE/LENGTH OF SERVICE    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Joseph P. Barri (55)         Secretary              Since 1994. Serves at the           Partner, Hale and Dorr, LLP; Secretary of
                                                    discretion of Board.                each Pioneer fund
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (54)     Assistant Secretary    Since 2000. Serves at the           Secretary of PIM-USA: Senior Vice
                                                    discretion of Board.                President Legal of Pioneer; and Secretary/
                                                                                        Clerk of most of PIM-USA's
                                                                                        subsidiaries since October 2000;
                                                                                        Assistant Secretary of all of the
                                                                                        Pioneer Funds since November 2000;
                                                                                        Senior Counsel, Assistant Vice
                                                                                        President and Director of
                                                                                        Compliance of PIM-USA from April
                                                                                        1998 through October 2000; Vice
                                                                                        President and Assistant General
                                                                                        Counsel, First Union Corporation
                                                                                        from December 1996 through March
                                                                                        1998
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (56)            Treasurer              Since 2000. Serves at the           Vice President-Fund Accounting and Custody
                                                    discretion of Board.                Services of Pioneer (Manager from September
                                                                                        1996 to February 1999); and Treasurer of all
                                                                                        of the Pioneer Funds (Assistant Treasurer
                                                                                        from June 1999 to November 2000)
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (36)        Assistant Treasurer    Since 2000. Serves at the           Assistant Vice President-Fund Accounting,
                                                    discretion of Board.                Administration and Custody Services of
                                                                                        Pioneer (Fund Accounting Manager from
                                                                                        1994 to 1999); and Assistant Treasurer of
                                                                                        all of the Pioneer Funds since November 2000
------------------------------------------------------------------------------------------------------------------------------------
John F. Daly III (36)        Assistant Treasurer    Since 2000. Serves at the           Global Custody and Settlement Division
                                                    discretion of Board.                Manager of PIM-USA; and Assistant Treasurer
                                                                                        of all of the Pioneer Funds since November
                                                                                        2000
------------------------------------------------------------------------------------------------------------------------------------

NAME, AGE AND ADDRESS         OTHER DIRECTORSHIPS HELD

Joseph P. Barri (55)          None
------------------------------------------------------------
Dorothy E. Bourassa (54)      None
------------------------------------------------------------
Vincent Nave (56)             None
------------------------------------------------------------
Luis I. Presutti (36)         None
------------------------------------------------------------
John F. Daly III (36)         None
------------------------------------------------------------

* Mr. Cogan is an interested trustee because he is an officer or director of the Fund's investment advisor and certain of its affiliates.

** Mr. Geraci is an interested trustee because he is an officer, director and employee of the Fund's investment advisor and certain of its affiliates.

[PIONEER INVESTMENTS LOGO]

PIONEER VARIABLE CONTRACTS TRUST

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   10954-00-0202